Pension Benefits	12 Months Ended
Dec. 31, 2013
Compensation And Retirement Disclosure [Abstract]
Pension Benefits
22.	Pension Benefits

a)	Defined Contribution Pension Plans

With the exception of the Company’s employees in Norway and certain of its employees in Australia, the Company’s employees are generally eligible to participate in defined contribution plans. These plans allow for the employees to contribute a certain percentage of their base salaries into the plans. The Company matches all or a portion of the employees’ contributions, depending on how much each employee contributes. During the years ended December 31, 2013, 2012, and 2011, the amount of cost recognized for the Company’s defined contribution pension plans was $14.8 million, $14.5 million and $18.3 million, respectively.

b)	Defined Benefit Pension Plans

The Company has a number of defined benefit pension plans (or the Benefit Plans) which primarily cover its employees in Norway and certain employees in Australia. As at December 31, 2013, approximately 71% of the defined benefit pension assets were held by the Norwegian plans and approximately 29% are held by the Australian plan. The pension assets in the Norwegian plans have been guaranteed a minimum rate of return by the provider, thus reducing potential exposure to the Company to the extent the counterparty honors its obligations. Potential exposure to the Company has also been reduced, particularly for the Australian plans, as a result of certain of its time-charter and management contracts that allow the Company, under certain conditions, to recover pension plan costs from its customers.

The following table provides information about changes in the benefit obligation and the fair value of the Benefit Plans assets, a statement of the funded status, and amounts recognized on the Company’s balance sheets:

	Year Ended	Year Ended
	December 31, 2013	December 31, 2012
	$	$
Change in benefit obligation:
Beginning balance	148,490	137,172
Service cost	9,768	10,004
Interest cost	4,974	4,436
Contributions by plan participants	481	692
Actuarial (gain) loss	3,396	(12,059)
Benefits paid	(9,501)	(3,216)
Plan settlements and amendments	(3,126)	6,549
Benefit obligations assumed on acquisition	3,125	—
Foreign currency exchange rate changes	(6,515)	7,962
Other	(96)	(3,050)

Ending balance	150,996	148,490

Change in fair value of plan assets:
Beginning balance	134,408	110,698
Actual return on plan assets	4,453	2,094
Contributions by the employer	14,609	13,404
Contributions by plan participants	481	692
Benefits paid	(9,470)	(3,166)
Plan settlements and amendments	(2,118)	4,328
Plan assets assumed on acquisition	2,502	—
Foreign currency exchange rate changes	(5,564)	6,848
Other	(425)	(490)

Ending balance	138,876	134,408

Funded status deficiency	(12,120)	(14,082)

Amounts recognized in the balance sheets:
Other long-term liabilities	12,120	14,082
Accumulated other comprehensive loss:
Net actuarial losses	(20,922)	(19,449)

(1)	As at December 31, 2013, the estimated amount that will be amortized from accumulated other comprehensive (loss) income into net periodic benefit cost in 2014 is $(1.0) million.

As of December 31, 2013 and 2012, the accumulated benefit obligation for the Benefit Plans was $116.1 million and $115.0 million, respectively. The following table provides information for those pension plans with a benefit obligation in excess of plan assets and those pension plans with an accumulated benefit obligation in excess of plan assets:

	December 31, 2013 $	December 31, 2012 $
Benefit obligation	88,140	125,945
Fair value of plan assets	71,955	106,616

Accumulated benefit obligation	1,319	4,350
Fair value of plan assets	689	2,795

The components of net periodic pension cost relating to the Benefit Plans for the years ended December 31, 2013, 2012 and 2011 consisted of the following:

	Year Ended December 31, 2013 $	Year Ended December 31, 2012 $	Year Ended December 31, 2011 $

Net periodic pension cost:
Service cost	9,768	9,921	8,978
Interest cost	4,974	4,392	5,250
Expected return on plan assets	(5,688)	(5,270)	(5,805)
Amortization of net actuarial loss	1,484	1,980	371
Plan settlement	973	—	—
Other	425	577	421

Net cost	11,936	11,600	9,215

The components of other comprehensive loss relating to the Plans for the years ended December 31, 2013, 2012 and 2011 consisted of the following:

	Year Ended December 31, 2013 $	Year Ended December 31, 2012 $	Year Ended December 31, 2011 $

Other comprehensive income (loss):
Net (loss) gain arising during the period	(3,930)	6,143	(12,052)
Amortization of net actuarial loss (gain)	1,484	1,979	319
Plan settlement	973	—	—

Total (loss) income before income taxes	(1,473)	8,122	(11,733)

The Company estimates that it will make contributions into the Benefit Plans of $11.2 million during 2014. The following table provides the estimated future benefit payments, which reflect expected future service, to be paid by the Benefit Plans:

Year	Pension Benefit Payments $

2014	9,542
2015	7,561
2016	6,855
2017	8,363
2018	6,666
2019 - 2023	40,429

Total	79,416

The fair value of the plan assets, by category, as of December 31, 2013 and 2012 were as follows:

	December 31, 2013	December 31, 2012

Pooled Funds (1)	98,338	94,981
Mutual Funds (2)
Equity investments	18,080	19,907
Debt securities	3,811	4,298
Real estate	2,108	3,843
Cash and money market	8,796	672
Other	7,743	10,707

Total	138,876	134,408

(1)	The Company has no control over the investment mix or strategy of the pooled funds. The pooled funds guarantee a minimum rate of return. If actual investment returns are less than the guarantee minimum rate, then the provider’s statutory reserves are used to top up the shortfall. The pooled funds primarily invest in hold to maturity bonds, real estate and other fixed income investments, which are expected to provide a stable rate of return.
(2)	The mutual funds primary aim is to provide investors with an exposure to a diversified mix of predominantly growth oriented assets (70%) with moderate to high volatility and some defensive assets (30%).

The investment strategy for all plan assets is generally to actively manage a portfolio that is diversified among asset classes, markets and regions. Certain of the investment funds do not invest in companies that do not meet certain socially responsible investment criteria. In addition to diversification, other risk management strategies employed by the investment funds include gradual implementation of portfolio adjustments and hedging currency risks.

The Company’s plan assets are primarily invested in commingled funds holding equity and debt securities, which are valued using the net asset value (or NAV) provided by the administrator of the fund. The NAV is based on the value of the underlying assets owned by the fund, minus its liabilities, and then divided by the number of shares or units outstanding. Commingled funds are classified within Level 2 of the fair value hierarchy as the NAVs are not publicly available.

The Company has a pension committee that is comprised of various members of senior management. Among other things, the Company’s pension committee oversees the investment and management of the plan assets, with a view to ensuring the prudent and effective management of such plans. In addition, the pension committee reviews investment manager performance results annually and approves changes to the investment managers.

The weighted average assumptions used to determine benefit obligations at December 31, 2013 and 2012 were as follows:

	December 31, 2013	December 31, 2012
Discount rates	3.9%	3.0%
Rate of compensation increase	4.7%	5.5%

The weighted average assumptions used to determine net pension expense for the years ended December 31, 2013, 2012 and 2011 were as follows:

	Year Ended December 31, 2013 $	Year Ended December 31, 2012 $	Year Ended December 31, 2011 $

Discount rates	3.9%	3.0%	3.2%
Rate of compensation increase	4.7%	5.5%	4.4%
Expected long-term rates of return (1)	4.8%	4.8%	5.0%

(1)	To the extent the expected return on plan assets varies from the actual return, an actuarial gain or loss results. The expected long-term rates of return on plan assets are based on the estimated weighted-average long-term returns of major asset classes. In determining asset class returns, the Company takes into account long-term returns of major asset classes, historical performance of plan assets, as well as the current interest rate environment. The asset class returns are weighted based on the target asset allocations.